Leases and other commitments - Finance leases (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Commitments under leases
Less amounts representing finance charges	R (17,710)	R (17,108)
Total minimum future lease payments	7,770	7,624
Within one year
Commitments under leases
Finance lease payments	1,207	1,171
One to five years
Commitments under leases
Finance lease payments	4,135	3,975
More than five years
Commitments under leases
Finance lease payments	R 20,138	R 19,586